Private Placement Units; Restricted Class A Ordinary Shares (Details Narrative) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 09, 2026	Feb. 06, 2026	Jun. 28, 2025	Jun. 28, 2025	Jun. 30, 2026	Dec. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering					2,250,000	2,250,000
Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Founder shares issued			2,000,000	2,394,650
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value					$ 0.0001	$ 0.0001
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering	279,465
Restricted Class A ordinary shares, which shares shall be subject	768,529
Gross proceeds	$ 2,794,650
Surrender Price Of Warrants	10
Private Placement [Member] | Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering			500,000	500,000
Founder shares issued			1,500,000	1,894,650
Private Placement [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering	110,000
Restricted Class A ordinary shares, which shares shall be subject	302,500
Private Placement [Member] | Managing Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering	40,000
Restricted Class A ordinary shares, which shares shall be subject	328,529
Private Placement [Member] | Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering	50,000
Restricted Class A ordinary shares, which shares shall be subject	137,500
Private Placement [Member] | Individual Non-Managing Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering	32,000	79,465
Private Placement [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering	279,465
Restricted Class A ordinary shares, which shares shall be subject	768,529
Gross proceeds	$ 2,794,650
Private Placement [Member] | Subsequent Event [Member] | Managing Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering	87,465
Restricted Class A ordinary shares, which shares shall be subject	328,529